Common Stock (Details Narrative) - USD ($)						2 Months Ended		3 Months Ended											9 Months Ended		12 Months Ended
	Jul. 29, 2020	Feb. 20, 2019	Feb. 08, 2019	Feb. 05, 2019	Jan. 14, 2019	Mar. 27, 2019	Mar. 17, 2019	Sep. 30, 2021	Mar. 31, 2021	Mar. 25, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 27, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, value								$ 1,960,001											$ 4,826,001		$ 300,000	$ 3,296,700
Proceeds from issuance of common stock									$ 2,716,000										$ 4,826,001		$ 300,000	$ 3,296,700
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued upon conversion of preferred stock								25,000			25,000								25,000		25,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, value										$ 5,932,000
Stock issued during period, shares, issued for services										130,750
T Z Wholesale L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services				6,667
Iconic Brands [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period	1,000,000
Stock issued during period shares conversion of convertible securities	543,715
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period								3,591,540											9,323,540		600,000	379,555
Stock issued during the period, value								$ 1,960,001											$ 4,826,001		$ 300,000	$ 3,296,700
Shares issued to acquire assets																				235,000	285,000
Stock issued during period, shares, issued for services								1,035,011				245,000							1,441,125	435,888	941,199
Stock issued during period shares conversion of convertible securities																			1,155,250
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period																			9,323,540
Stock issued during period, shares, issued for services																			1,441,125
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services												145,000	111,734			18,061	51,706
Members Of Advisory Board Medical Advisory Board And Sports Advisory Board [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services												100,000	20,319			18,333	13,916
Members Of Advisory Board And Medical Advisory Board And Sports Advisory Board [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services												478,715
First Fire Global [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares conversion of convertible securities											193,524
Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period																155,241	86,207
Stock issued during period, shares, issued for services											600,000
Proceeds from issuance of common stock											$ 300,000					$ 1,350,600	$ 750,000
License And Acquisition Agreement [Member] | Hudilab Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to acquire assets					25,000
Asset Purchase Agreement [Member] | Seven Chakras L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to acquire assets		3,333
Executive Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services													30,000		5,000	16,000	4,615
Joint Venture Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period																40,247
Investor Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services															125,000
Proceeds from issuance of common stock															$ 487,500
Junior Convertible Promissory Note Purchase Agreement [Member] | First Fire Global Opportunities Fund L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services														20,000
Junior Convertible Promissory Note Purchase Agreement [Member] | Labrys Fund L P [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period													24,545
Junior Convertible Promissory Note Purchase Agreement [Member] | Eagle Equities L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period													20,000
Junior Convertible Promissory Note Purchase Agreement One [Member] | First Fire Global Opportunities Fund L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services												185,000		99,508
Platform Access Agreement [Member] | S R A X Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period													185,000
Hempprocessing Use Agreement Member. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services											50,000
Hempprocessing Use Agreement Member. [Member] | Mediiusa Group Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period													50,000
Returnable Share Junior Convertible Promissory Note Purchase Agreement [Member] | Labrys Fund L P [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period													118,000
Exchange Agreement [Member] | Iconic Brands Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to acquire assets												543,715
Acquisition Of Inventory [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to acquire assets												478,715
Securities Purchase Agreement [Member] | Arena Special Opportunities Fund, LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period											15,133
Asset Acquisition Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period										355,057
Note Conversion Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period										355,250
Note Conversion Agreement [Member] | Common Stock One [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period										600,000
Employment Agreement [Member] | Subsequent Event [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period										150
Number of shares issued upon conversion of preferred stock										3,750,000
Multiple Investors [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services							82,000
Multiple Investors [Member] | Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period																		138,107
Stock issued during the period, value																		$ 1,196,100
Employees And Officers [Member] | Convertible Note Payable to Pasquale and Rosemary Ferro Dated May 2, 2017 | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services						3,893
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services											435,311			27,500	122,258
Consultant [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services			33,333
Medical Advisory Board And Sports Advisory Board [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services														31,335	14,167
Advisory Board Medical Advisory Board Sports Advisory Board [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services											70,000